Inventories	12 Months Ended
Dec. 31, 2012
Inventories [Abstract]
Inventories	Note 8. Inventories
	December 31,	December 31,
	2012	2011
	(Millions)
Natural gas liquids, olefins, and natural gas in underground storage	$96	$99
Materials, supplies, and other	77	70
	$173	$169